JPMorgan Fundamental Data Science Large Value ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Aerospace & Defense — 4.0%
Boeing Co. (The) *	1,265	273,025
General Dynamics Corp.	2,243	764,863
Northrop Grumman Corp.	1,048	638,567
RTX Corp.	9,487	1,587,460
Textron, Inc.	4,705	397,526
TransDigm Group, Inc.	370	487,667
		4,149,108
Automobile Components — 0.3%
Lear Corp.	3,172	319,135
Banks — 7.7%
Bank of America Corp.	44,400	2,290,596
Citigroup, Inc.	7,379	748,968
Citizens Financial Group, Inc.	13,624	724,252
M&T Bank Corp.	4,345	858,659
PNC Financial Services Group, Inc. (The)	4,391	882,284
Wells Fargo & Co.	29,747	2,493,393
		7,998,152
Beverages — 1.5%
Coca-Cola Co. (The)	9,638	639,192
PepsiCo, Inc.	6,453	906,259
		1,545,451
Biotechnology — 1.9%
AbbVie, Inc.	4,105	950,472
Regeneron Pharmaceuticals, Inc.	1,010	567,893
Vertex Pharmaceuticals, Inc. *	1,110	434,720
		1,953,085
Broadline Retail — 2.4%
Amazon.com, Inc. *	11,139	2,445,790
Building Products — 1.1%
Fortune Brands Innovations, Inc.	7,375	393,751
Trane Technologies plc	1,790	755,309
		1,149,060
Capital Markets — 5.9%
Ameriprise Financial, Inc.	806	395,947
Blackrock, Inc.	1,125	1,311,604
Charles Schwab Corp. (The)	11,398	1,088,167
CME Group, Inc.	3,319	896,761
Goldman Sachs Group, Inc. (The)	565	449,938
Morgan Stanley	9,104	1,447,172
State Street Corp.	4,047	469,492
		6,059,081
Chemicals — 2.0%
Axalta Coating Systems Ltd. *	18,456	528,211

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
DuPont de Nemours, Inc.	5,773	449,716
Linde plc	2,318	1,101,050
		2,078,977
Construction Materials — 0.6%
Vulcan Materials Co.	2,064	634,928
Consumer Finance — 1.0%
Ally Financial, Inc.	8,874	347,861
Capital One Financial Corp.	3,384	719,371
		1,067,232
Consumer Staples Distribution & Retail — 1.3%
Target Corp.	1,920	172,224
Walmart, Inc.	11,861	1,222,395
		1,394,619
Containers & Packaging — 0.8%
Amcor plc	60,366	493,794
Ball Corp.	6,650	335,293
		829,087
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	14,733	416,060
Verizon Communications, Inc.	18,810	826,699
		1,242,759
Electric Utilities — 3.5%
Entergy Corp.	7,896	735,828
NextEra Energy, Inc.	17,624	1,330,436
Southern Co. (The)	7,614	721,579
Xcel Energy, Inc.	10,737	865,939
		3,653,782
Electrical Equipment — 1.4%
Eaton Corp. plc	3,821	1,430,009
Electronic Equipment, Instruments & Components — 0.7%
Teledyne Technologies, Inc. *	1,258	737,238
Entertainment — 1.2%
Take-Two Interactive Software, Inc. *	1,852	478,483
Walt Disney Co. (The)	6,459	739,555
		1,218,038
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	4,223	2,123,071
Corpay, Inc. *	1,401	403,572
Fidelity National Information Services, Inc.	7,509	495,143
Fiserv, Inc. *	4,037	520,490
Mastercard, Inc., Class A	1,387	788,940
		4,331,216

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — 1.3%
Mondelez International, Inc., Class A	15,959	996,959
Tyson Foods, Inc., Class A	5,900	320,370
		1,317,329
Ground Transportation — 2.1%
CSX Corp.	28,558	1,014,095
Norfolk Southern Corp.	3,851	1,156,879
		2,170,974
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	3,611	483,658
Boston Scientific Corp. *	8,810	860,120
Medtronic plc	13,217	1,258,787
		2,602,565
Health Care Providers & Services — 2.4%
Cigna Group (The)	2,611	752,621
Humana, Inc.	1,511	393,117
UnitedHealth Group, Inc.	3,889	1,342,871
		2,488,609
Health Care REITs — 0.8%
Ventas, Inc.	12,386	866,896
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	31,917	543,227
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp. *	9,127	263,862
Expedia Group, Inc.	2,222	474,953
McDonald's Corp.	4,082	1,240,479
Travel + Leisure Co.	7,605	452,421
		2,431,715
Household Durables — 0.3%
Lennar Corp., Class A	2,338	294,682
Household Products — 0.9%
Procter & Gamble Co. (The)	6,334	973,219
Industrial Conglomerates — 1.5%
3M Co.	5,381	835,024
Honeywell International, Inc.	3,420	719,910
		1,554,934
Industrial REITs — 0.8%
Prologis, Inc.	7,063	808,855
Insurance — 3.4%
Arch Capital Group Ltd.	5,867	532,313
Loews Corp.	11,123	1,116,638
MetLife, Inc.	7,521	619,505
Travelers Cos., Inc. (The)	4,433	1,237,782
		3,506,238

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 4.1%
Alphabet, Inc., Class C	10,608	2,583,578
Meta Platforms, Inc., Class A	2,239	1,644,277
		4,227,855
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	8,907	597,393
International Business Machines Corp.	1,190	335,770
		933,163
Life Sciences Tools & Services — 0.9%
Danaher Corp.	4,534	898,911
Machinery — 3.0%
Deere & Co.	2,333	1,066,787
Dover Corp.	5,825	971,785
Parker-Hannifin Corp.	1,381	1,047,005
		3,085,577
Media — 1.0%
Comcast Corp., Class A	31,589	992,526
Multi-Utilities — 1.6%
CMS Energy Corp.	11,868	869,449
Public Service Enterprise Group, Inc.	9,758	814,403
		1,683,852
Oil, Gas & Consumable Fuels — 6.2%
Cheniere Energy, Inc.	3,609	848,043
ConocoPhillips	13,472	1,274,316
Diamondback Energy, Inc.	3,910	559,521
EOG Resources, Inc.	8,175	916,581
Exxon Mobil Corp.	19,153	2,159,501
Phillips 66	4,593	624,740
		6,382,702
Personal Care Products — 0.2%
Kenvue, Inc.	14,398	233,680
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	20,650	931,315
Jazz Pharmaceuticals plc *	4,047	533,395
Johnson & Johnson	6,803	1,261,412
Merck & Co., Inc.	3,829	321,368
		3,047,490
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	1,841	184,008
SS&C Technologies Holdings, Inc.	6,758	599,840
		783,848
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	6,288	990,737

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — 0.3%
American Homes 4 Rent, Class A	10,090	335,493
Retail REITs — 0.4%
Regency Centers Corp.	5,756	419,612
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc. *	3,878	627,422
Analog Devices, Inc.	4,799	1,179,114
Lam Research Corp.	3,014	403,575
Marvell Technology, Inc.	2,199	184,870
Micron Technology, Inc.	4,420	739,554
NXP Semiconductors NV (Netherlands)	2,341	533,116
Texas Instruments, Inc.	5,303	974,320
		4,641,971
Software — 2.0%
Microsoft Corp.	2,417	1,251,885
Salesforce, Inc.	3,452	818,124
		2,070,009
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	3,980	688,062
Specialty Retail — 3.8%
AutoZone, Inc. *	217	930,982
Lowe's Cos., Inc.	5,681	1,427,692
O'Reilly Automotive, Inc. *	6,814	734,618
TJX Cos., Inc. (The)	5,763	832,984
		3,926,276
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	25,798	633,599
Seagate Technology Holdings plc	4,844	1,143,475
		1,777,074
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	5,954	415,172
Tobacco — 1.7%
Philip Morris International, Inc.	11,084	1,797,825
Total Common Stocks (Cost $75,948,013)		103,127,825

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b) (Cost $369,582)	369,582	369,582
Total Investments — 100.0% (Cost $76,317,595)		103,497,407
Other Assets in Excess of Liabilities — 0.0% ^		37,580
NET ASSETS — 100.0%		103,534,987

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$103,497,407	$—	$—	$103,497,407

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at July 14, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c)	$—	$2,015,421	$1,645,839	$—	$—	$369,582	369,582	$10,108	$—

(a)	Commencement of operations was July 14, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.